Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 item	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 MXN ($) item	Dec. 31, 2023 item kg	Dec. 31, 2023 item lb	Dec. 31, 2023 item	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to				100	220
Aeronautical services:
Domestic TUA			$ 6,150,256				$ 4,791,166	$ 3,422,714
International TUA			1,686,799				1,375,479	1,169,292
Landing charges			329,770				269,796	206,114
Platform for embarking and disembarking			238,054				185,785	134,436
Aircraft parking charges on extended stay or overnight			59,556				42,922	36,539
Domestic and international passenger and carry-on baggage check			81,490				63,682	52,998
Aerocars and jetways			32,664				28,168	22,395
Other airport services, leases and regulated access rights			353,068				298,545	233,240
Total revenues from aeronautical services		$ 527,907	8,931,657				7,055,543	5,277,728
Commercial activities
Car parking charges			418,525				340,095	217,728
Advertising			82,512				73,579	70,338
Retail operations			151,477				124,726	86,128
Food and beverage			245,311				176,844	120,148
Car rental operators			245,225				205,019	142,651
Time share developers			17,899				16,960	13,557
Financial services			13,705				13,013	8,355
Communication and services			17,788				16,350	18,137
Services to passengers			4,893				5,232	3,561
VIP lounges			103,355				80,933	49,381
Other services			70,799				59,152	49,593
Total revenue from commercial activities			1,371,489				1,111,903	779,577
Diversification activities:
Hotel services			379,303				325,495	221,728
OMA Carga			346,441				329,793	257,210
Real estate services			35,457				26,364	19,721
Industrial services			80,967				73,760	63,737
Other services			15,374				10,858	6,889
Total diversification activities			857,542				766,270	569,285
Complementary activities:
Leasing of space			110,314				118,851	122,639
Access rights			29,936				24,892	21,316
Checked baggage inspection			246,930				198,336	150,238
Other services			11,212				9,550	10,324
Total of complimentary activities			398,392				351,629	304,517
Total revenue from non-aeronautical services		$ 155,294	$ 2,627,423				$ 2,229,802	$ 1,653,379
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports						75.00%	75.00%	75.00%